Major Non-Cash Transactions	12 Months Ended
Dec. 31, 2022
Major Non-Cash Transactions [Abstract]
Major Non-Cash Transactions
32.	MAJOR NON-CASH TRANSACTIONS
During the years ended December 31, 2020, 2021 and 2022:

(i)
the Group entered into new lease agreements for the use of offices and, plant and equipment for 12 months to 60 months. On the lease commencement, the Group recognized US$309, US$53 and US$548 of right-of-use
asset and lease liabilities, respectively;

(ii)	financial liabilities arising from unvested restricted shares and treasury shares of US$169, US$1,605 and US$ 1,579 , respectively have been derecognized upon vesting of restricted shares; and

(iii)	financial liabilities arising from unvested share options of US$3,099, nil and nil, respectively have been recognized upon the early exercise of share options during the vesting period.